Document and Entity Information	May 03, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 03, 2021
Entity File Number	000-55983
Entity Registrant Name	Meridian Corp
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	83-1561918
Entity Address, Address Line One	9 Old Lincoln Highway
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	484
Local Phone Number	568-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	MRBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001750735
Amendment Flag	false